SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
Schedule of actions in relation with short-term investments

	Period subsequent to the balance sheet date,
	Gross Purchase	Sales of investments
	Cost	Proceeds	Costs	Gains (losses)
Available-for-sale
Equity securities	100,104	315,523	161,792	153,731
Corporate bonds	—	57,795	57,712	83

Derivative financial instruments
Call options	61,670	55,554	61,670	(6,116)
Interest rate swaptions	32,011	—	—	—